Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenues
Revenues consist of the following:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Targeted Marketing	572,796	696,190	213,662	32,745

SAAS Businesses
Developer Services	60,106	93,553	173,457	26,583
Vertical Applications	81,239	116,715	84,495	12,950

Total SAAS Businesses	141,345	210,268	257,952	39,533

Total revenues	714,141	906,458	471,614	72,278